Share-based compensation - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 4,713	$ 2,261
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	2,079	1,328
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	857	696
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1,638	121
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 139	$ 116